DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DERIVATIVE FINANCIAL INSTRUMENTS
Modco trading portfolio	$ 164,224	$ 109,399	$ 285,178